Preferred Stock (Details Narrative 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2014	Sep. 30, 2013
Preferred Stock Details Narrative 2
Preferred stock, par value			$ 0.0001
Preferred stock, authorized		20,000,000	20,000,000	20,000,000
Series D 8% dividend, convertible, voting - shares designated			85,000
Preferred stock exchanged		207
Dividend rate on Series D Preferred stock		8.00%
Common stock issued for payment of Series D preferred stock dividends	483	16,907
Payment of accrued dividends	$ 9,427
Repurchase of Series D shares		261
Repurchase of Series D shares		312,008
Conversion rate	155.00%
Series D redemption rate		120.00%
Series D Redemption initial investment redeemed		260,007	260,007
Cash paid for redemption of Series D		$ 312,008
Warrants outstanding for the purchase of Series D Preferred stock			42,000
Warrants Outstanding For The Purchase Of Series D Preferred Stock Exercise0020Price			$ 500